FHLB ADVANCES (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Schedule of Federal Home Loan Bank, Advances, by Branch of FHLB Bank [Table Text Block]
FHLB advances (in thousands) consisted of the following at year-end:

	Current
	Interest
Interest rate as of December 31,	Rate	2014	2013
FHLB fixed rate advance, with monthly principal and interest payments; due July 2027	2.14%	$1,692	$1,808